Financial Instruments and Risk Management (Fair Value And Presentation in the Balance Sheet) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 0.4
Financial liabilities, at fair value		$ (2.4)
Derivatives [member] | Currency Hedging Derivative Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	5.0	0.0
Derivatives [member] | Gold Options [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0.5	3.3
Derivatives [member] | Currency Derivative Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0.0
Financial liabilities, at fair value		3.3
Derivatives [member] | Share Purchase Warrants [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	$ (0.1)	$ (2.4)